CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Equity Balance, Starting at Dec. 31, 2017	$ 141,107	$ 47,366,814	$ (63,812,413)	$ (16,304,492)
Shares Outstanding, Starting at Dec. 31, 2017	141,106,061
Issuance of warrants to board of directors	$ 0	384,065	0	384,065
Issuance of warrants for services	0	822,001	0	822,001
Issuance of warrants and options for services - related party	0	187,247	0	187,247
Issuance of common stock for cash	$ 34,338	3,399,477	0	3,433,815
Issuance of common stock for cash, Shares	34,338,130
Common stock issued on conversion of 11% Convertible Debt	$ 4,035	399,476	0	403,511
Common stock issued on conversion of 11% Convertible Debt, Shares	4,035,110
Discounts on issuance of 11% convertible debentures	$ 0	819,854	0	819,854
Warrants issued for debt issuance costs	0	2,542,852	0	2,542,852
Stock Issued During Period, Value, Other	$ 557	63,840	0	64,397
Stock Issued During Period, Shares, Other	557,134
Net Income (Loss)	$ 0	0	(14,635,367)	(14,635,367)
Shares Outstanding, Ending at Dec. 31, 2018	180,036,435
Equity Balance, Ending at Dec. 31, 2018	$ 180,037	55,985,626	(78,447,780)	(22,282,117)
Issuance of common stock for cash	$ 1,500	148,500	0	150,000
Issuance of common stock for cash, Shares	1,500,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ 4,649	460,280	0	464,929
Stock Issued During Period, Shares, Conversion of Convertible Securities	4,649,291
Stock Issued During Period, Value, Issued for Services	$ 0	19,745	0	19,745
Stock Issued During Period, Shares, Issued for Services	0
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture	$ 0	4,767	0	$ 4,767
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				4,649,291
Net Income (Loss)	$ 0	0	(3,056,996)	$ (3,056,996)
Shares Outstanding, Ending at Mar. 31, 2019	186,185,726
Equity Balance, Ending at Mar. 31, 2019	$ 186,186	56,618,918	(81,504,776)	(24,699,672)
Equity Balance, Starting at Dec. 31, 2018	$ 180,037	55,985,626	(78,447,780)	(22,282,117)
Shares Outstanding, Starting at Dec. 31, 2018	180,036,435
Issuance of warrants for services - directors fees, Value				192,614
Shares Outstanding, Ending at Sep. 30, 2019	357,751,762
Equity Balance, Ending at Sep. 30, 2019	$ 357,752	74,565,275	(85,826,050)	(10,903,023)
Equity Balance, Starting at Dec. 31, 2018	$ 180,037	55,985,626	(78,447,780)	(22,282,117)
Shares Outstanding, Starting at Dec. 31, 2018	180,036,435
Issuance of warrants to board of directors	$ 0	192,614	0	192,614
Issuance of warrants for services	0	759,378	0	759,378
Issuance of warrants and options for services - related party	0	2,653,243	0	2,653,243
Issuance of common stock for cash	$ 26,500	2,623,500	0	2,650,000
Issuance of common stock for cash, Shares	26,500,000
Common stock issued on warrant exercise, Value	$ 9,689	972,328	0	982,017
Common stock issued on warrant exercise, Shares	9,688,917
Common stock issued on conversion of 11% Loan Payable and accrued interest, Value	$ 3,118	308,718	0	311,836
Common stock issued on conversion of 11% Loan Payable and accrued interest, Shares	3,118,359
Common stock issued on conversion of Due to Related Party, Value	$ 4,649	460,280	0	464,929
Common stock issued on conversion of Due to Related Party, Shares	4,649,291
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ 172,744	17,101,607	0	17,274,351
Stock Issued During Period, Shares, Conversion of Convertible Securities	172,743,504
Warrants issued for financing costs	$ 0	165,432	0	165,432
Net Income (Loss)	$ 0	0	(11,510,166)	(11,510,166)
Shares Outstanding, Ending at Dec. 31, 2019	396,736,506
Equity Balance, Ending at Dec. 31, 2019	$ 396,737	81,222,726	(89,957,946)	(8,338,483)
Equity Balance, Starting at Mar. 31, 2019	$ 186,186	56,618,918	(81,504,776)	(24,699,672)
Shares Outstanding, Starting at Mar. 31, 2019	186,185,726
Issuance of common stock for cash	$ 12,020	1,189,980	0	1,202,000
Issuance of common stock for cash, Shares	12,020,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ 143,448	14,201,320	0	14,344,768
Stock Issued During Period, Shares, Conversion of Convertible Securities	143,447,677
Stock Issued During Period, Value, Issued for Services	$ 0	529,023	0	529,023
Stock Issued During Period, Shares, Issued for Services	0
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture	$ 0	4,800	0	4,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Net Income (Loss)			(2,540,146)	(2,540,146)
Shares Outstanding, Ending at Jun. 30, 2019	341,653,403
Equity Balance, Ending at Jun. 30, 2019	$ 341,654	72,544,041	(84,044,922)	(11,159,227)
Issuance of common stock for cash	$ 12,980	1,285,020	0	1,298,000
Issuance of common stock for cash, Shares	12,980,000
Stock Issued During Period, Value, Issued for Services	$ 0	231,032	0	231,032
Stock Issued During Period, Shares, Issued for Services	0
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture	$ 0	3,850	0	3,850
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Issuance of warrants for services - directors fees, Value	$ 0	192,614	0	192,614
Issuance of warrants for services - directors fees, Shares	0
Common stock issued on conversion of Loan Payable, Value	$ 3,118	308,718	0	$ 311,836
Common stock issued on conversion of Loan Payable, Shares	3,118,359
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				143,447,677
Net Income (Loss)	$ 0	0	(1,781,128)	$ (1,781,128)
Shares Outstanding, Ending at Sep. 30, 2019	357,751,762
Equity Balance, Ending at Sep. 30, 2019	$ 357,752	74,565,275	(85,826,050)	(10,903,023)
Equity Balance, Starting at Dec. 31, 2019	$ 396,737	81,222,726	(89,957,946)	(8,338,483)
Shares Outstanding, Starting at Dec. 31, 2019	396,736,506
Issuance of common stock for cash	$ 156	24,844	0	25,000
Issuance of common stock for cash, Shares	156,252
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ 1,362	134,863	0	136,225
Stock Issued During Period, Shares, Conversion of Convertible Securities	1,362,247
Stock Issued During Period, Value, Issued for Services	$ 0	898,975	0	898,975
Stock Issued During Period, Shares, Issued for Services	0
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture	$ 0	297,248	0	297,248
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Stock Issued During Period, Value, Stock Options Exercised	$ 5,637	370,363	0	$ 376,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	5,636,690			1,362,247
Net Income (Loss)	$ 0	0	(2,542,978)	$ (2,542,978)
Shares Outstanding, Ending at Mar. 31, 2020	403,891,695
Equity Balance, Ending at Mar. 31, 2020	$ 403,892	82,949,019	(92,500,924)	(9,148,013)
Equity Balance, Starting at Dec. 31, 2019	$ 396,737	81,222,726	(89,957,946)	(8,338,483)
Shares Outstanding, Starting at Dec. 31, 2019	396,736,506
Issuance of warrants for services - directors fees, Value				$ 1,248,616
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				73,673
Shares Outstanding, Ending at Sep. 30, 2020	406,924,005
Equity Balance, Ending at Sep. 30, 2020	$ 406,924	85,672,742	(97,170,514)	$ (11,090,848)
Equity Balance, Starting at Mar. 31, 2020	$ 403,892	82,949,019	(92,500,924)	(9,148,013)
Shares Outstanding, Starting at Mar. 31, 2020	403,891,695
Stock Issued During Period, Value, Other	$ 0	117,474	0	117,474
Stock Issued During Period, Shares, Other	0
Stock Issued During Period, Value, Stock Options Exercised	$ 2,759	201,641	0	204,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	2,758,637
Net Income (Loss)	$ 0	0	(1,166,835)	(1,166,835)
Shares Outstanding, Ending at Jun. 30, 2020	406,650,332
Equity Balance, Ending at Jun. 30, 2020	$ 406,651	83,268,134	(93,667,759)	(9,992,974)
Stock Issued During Period, Value, Other	$ 0	422,618	0	422,618
Stock Issued During Period, Shares, Other	0
Stock Issued During Period, Value, Issued for Services	$ 0	713,647	0	713,647
Stock Issued During Period, Shares, Issued for Services	0
Issuance of warrants for services - directors fees, Value	$ 0	1,248,616	0	1,248,616
Issuance of warrants for services - directors fees, Shares	0
Stock Issued During Period, Value, Stock Options Exercised	$ 273	19,727	0	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	273,673
Net Income (Loss)	$ 0	0	(3,502,755)	(3,502,755)
Shares Outstanding, Ending at Sep. 30, 2020	406,924,005
Equity Balance, Ending at Sep. 30, 2020	$ 406,924	$ 85,672,742	$ (97,170,514)	$ (11,090,848)